ProShares Decline of the Retail Store ETF Investment Risks - ProShares Decline of the Retail Store ETF	May 30, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks
Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%. However, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.Estimated Fund ReturnsIndex PerformanceOne Year Volatility RateOneYearIndexInverse (-1x)of theOne YearIndex10%25%50%75%100%-60%60%147.5%134.9%94.7%42.4%-8.0%-50%50%98.0%87.9%55.8%14.0%-26.4%-40%40%65.0%56.6%29.8%-5.0%-38.7%-30%30%41.4%34.2%11.3%-18.6%-47.4%-20%20%23.8%17.4%-2.6%-28.8%-54.0%-10%10%10.0%4.4%-13.5%-36.7%-59.1%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%-10%-10.0%-14.6%-29.2%-48.2%-66.6%20%-20%-17.5%-21.7%-35.1%-52.5%-69.3%30%-30%-23.8%-27.7%-40.1%-56.2%-71.7%40%-40%-29.3%-32.9%-44.4%-59.3%-73.7%50%-50%-34.0%-37.4%-48.1%-62.0%-75.5%60%-60%-38.1%-41.3%-51.3%-64.4%-77.0%Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.The Index’s annualized historical volatility rate for the five-year period ended May 31, 2025 was 24.15%. The Index’s highest May to May volatility rate during the five-year period was 26.47% (May 28, 2021). The Index’s annualized total return performance for the five-year period ended May 31, 2025 was 17.05%. Historical Index volatility and performance do not predict future Index volatility and performance.For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the instruments in the Index, its weighting of those instruments may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets). If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
Retailing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Retailing Industry Risk — The risks of investments in the industry include: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of business days to achieve overall results; and dependence on outside financing, which may be difficult to obtain.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market, social, geopolitical and economic developments, including changes in interest and currency rates, inflation (or expectations for inflation), deflation (or expectations for deflation), global demand for particular products or resources, market instability, debt crises, embargoes, tariffs, sanctions and other trade barriers, regulatory or governmental trade or market control programs, recessions, supply chain disruptions, labor disturbances, environmental or man-made disasters, war, terrorism, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), social unrest and other unforeseeable events. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2025, the Index had a significant portion of its value in issuers in the consumer discretionary and consumer staples industry groups.
Consumer Discretionary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
Consumer Staples Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Consumer Staples Industry Risk — The risks of investments in the industry include: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries.
Self Indexing Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Self-Indexing Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee or assurance that the methodology used to identify brick and mortar retail companies will achieve its intended result or that the trends the Fund seeks to benefit from will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.